Schedule II - Valuation and Qualifying Accounts- Summary of Valuation Allowance (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 9,693,936	$ 8,220,770
Charge to Cost and Expense	1,970,189	1,731,761
Charged to other accounts	(349,743)	(258,595)
Deductions	(625,381)	0
Balance	$ 10,689,001	$ 9,693,936